Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Feb. 22, 2022 $ / l	Dec. 31, 2021 $ / l l
Forward – fuel oil: | Entering Into Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Average exercise price per litre (in USD per litre)	0.43
2022 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		51,884
Average exercise price per litre (in USD per litre)		0.32
2022 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		40,171
Average exercise price per litre (in USD per litre)		0.37
2023 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		21,292
Average exercise price per litre (in USD per litre)		0.37
2023 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		17,066
Average exercise price per litre (in USD per litre)		0.43
Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		73,176
Average exercise price per litre (in USD per litre)		0.33
Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l		57,237
Average exercise price per litre (in USD per litre)		0.39